Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
November 23, 2021
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily Aviation Bull 2X Shares, Direxion Daily Aviation Bear 2X Shares, Direxion Daily Oil Services Bull 2X Shares, Direxion Daily Oil Services Bear 2X Shares, Direxion Daily Rare Earth/Strategic Metals Bull 2X Shares, Direxion Daily Rare Earth/Strategic Metals Bear 2X Shares, Direxion Daily Sports Betting & iGaming Bull 2X Shares, and the Direxion Daily Sports Betting & iGaming Bear 2X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated November 18, 2021, filed electronically as Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A on November 18, 2021.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
Secretary
Rafferty Asset Management, LLC